Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 60,013	¥ 57,890	¥ 122,438	¥ 119,164
Selling expenses	19,596	19,058	36,883	36,378
Administrative expenses	24,752	25,133	49,109	51,288
Depreciation of office facilities	1,129	1,256	2,216	2,469
Total	¥ 105,490	¥ 103,337	¥ 210,646	¥ 209,299